Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 28, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (UNAUDITED)

		in millions, except per share data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2013
Sales	$8,366	$8,383	$8,731	$8,894
Gross profit	539	468	682	669
Operating income	304	236	419	416
Net income	168	106	245	259
Amounts attributable to Tyson:
Net income from continuing operations	177	157	253	261
Net loss from discontinued operation	(4)	(62)	(4)	—
Net income attributable to Tyson	173	95	249	261

Net income per share from continuing operations attributable to Tyson:
Class A Basic	$0.51	$0.45	$0.73	$0.77
Class B Basic	$0.46	$0.40	$0.66	$0.70
Diluted	$0.49	$0.43	$0.69	$0.70
Net loss per share from discontinued operation attributable to Tyson:
Class A Basic	$(0.01)	$(0.18)	$(0.01)	$—
Class B Basic	$(0.01)	$(0.15)	$(0.02)	$—
Diluted	$(0.01)	$(0.17)	$(0.01)	$—
Net income per share attributable to Tyson:
Class A Basic	$0.50	$0.27	$0.72	$0.77
Class B Basic	$0.45	$0.25	$0.64	$0.70
Diluted	$0.48	$0.26	$0.68	$0.70
2012
Sales	$8,258	$8,221	$8,261	$8,315
Gross profit	497	537	566	590
Operating income	284	306	342	354
Net income	156	166	73	181
Amounts attributable to Tyson:
Net income from continuing operations	162	170	82	207
Net loss from discontinued operation	(6)	(4)	(6)	(22)
Net income attributable to Tyson	156	166	76	185

Net income per share from continuing operations attributable to Tyson:
Class A Basic	$0.45	$0.48	$0.23	$0.59
Class B Basic	$0.41	$0.43	$0.20	$0.53
Diluted	$0.43	$0.46	$0.22	$0.57
Net loss per share from discontinued operation attributable to Tyson:
Class A Basic	$(0.02)	$(0.01)	$(0.02)	$(0.06)
Class B Basic	$(0.02)	$(0.01)	$(0.01)	$(0.05)
Diluted	$(0.01)	$(0.02)	$(0.01)	$(0.06)
Net income per share attributable to Tyson:
Class A Basic	$0.43	$0.47	$0.21	$0.53
Class B Basic	$0.39	$0.42	$0.19	$0.48
Diluted	$0.42	$0.44	$0.21	$0.51

Second quarter fiscal 2013 net income included a $19 million currency translation adjustment gain recognized in conjunction with the receipt of proceeds constituting the final resolution of our investment in Canada and included a $56 million non-cash charge, reported as a discontinued operation, related to the impairment of Weifang.
Third quarter fiscal 2012 net income included a $167 million pretax charge related to the early extinguishment of debt. Fourth quarter fiscal 2012 net income included a $15 million non-cash charge related to the impairment of Weifang.